Derivatives - Economic Hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	$ 11	$ (9)	$ (19)
Interest rate lock commitments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	714	776	927
Mortgage banking income | Interest rate risk on mortgage banking income
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	254	1,017	(619)
Other income | Credit risk on loans
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	(22)	16	(47)
Other income | Interest rate and foreign currency risk on ALM activities
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	(222)	(3,683)	2,501
Personnel expense | Price risk on restricted stock awards
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on derivatives not designated as hedging	$ (267)	$ 600	$ 865